PUBLIC OFFERING - Additional Information (Details) - $ / shares		2 Months Ended	6 Months Ended
	Feb. 19, 2020	Dec. 31, 2019	Jun. 30, 2020
Shares issued, price per share	$ 10.00
Class of warrant or right, exercise price of warrants or rights		$ 11.50	$ 11.50
IPO
Stock issued during period, shares, new issues	110,000,000	100,000,000	110,000,000
Shares issued, price per share	$ 10.00	$ 10.00	$ 10.00
Over-Allotment Option
Stock issued during period, shares, new issues	10,000,000	110,000,000	10,000,000